STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Schedule of Consolidated Financial Statements) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Tower One Wireless Corp [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower One Wireless Corp. ("Tower One")	Tower One Wireless Corp. ("Tower One")
Country	Canada	Canada
Functional currency	Canadian dollar	Canadian dollar
Tower Two SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Two SAS ("Tower Two")	Tower Two SAS ("Tower Two")
Country	Argentina	Argentina
Percentage of ownership	100.00%	100.00%
Functional currency	Argentine Peso	Argentine Peso
Tower Three SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Three SAS ("Tower Three")	Tower Three SAS ("Tower Three")
Country	Colombia	Colombia
Percentage of ownership	100.00%	100.00%
Functional currency	Colombian Peso	Colombian Peso
Tower 3 SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower 3 SA ("Tower 3")	Tower 3 SA ("Tower 3")
Country	Argentina	Argentina
Percentage of ownership	100.00%	100.00%
Functional currency	Argentine Peso	Argentine Peso
Innervision SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Innervision SAS ("Innervision")	Innervision SAS ("Innervision")
Country	Colombia	Colombia
Percentage of ownership	100.00%	100.00%	90.00%
Functional currency	Colombian Peso	Colombian Peso
Evolution Technology SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Evolution Technology SA ("Evolution")	Evolution Technology SA ("Evolution")
Country	Argentina	Argentina
Percentage of ownership	91.25%	65.00%
Functional currency	Argentine Peso	Argentine Peso
Tower Construction & Technical Services, LLC [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Construction & Technical Services, LLC ("TCTS")	Tower Construction & Technical Services, LLC ("TCTS")
Country	USA	USA
Percentage of ownership	50.00%	50.00%
Functional currency	US dollar	US dollar
Tower One Wireless Mexico S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower One Wireless Mexico S.A. de C.V. ("Mexmaken")	Tower One Wireless Mexico S.A. de C.V. ("Mexmaken")
Country	Mexico	Mexico
Percentage of ownership	90.00%	90.00%
Functional currency	Mexican Peso	Mexican Peso
Tower Three Wireless del Ecuador S.A. [Member]
Disclosure of detailed information about business combination [line items]
Entites	Towerthree Wireless del Ecuador S.A. ("T3 Ecuador")	Towerthree Wireless del Ecuador S.A. ("T3 Ecuador")
Country	Ecuador	Ecuador
Percentage of ownership	90.00%
Functional currency	US dollar	US dollar